COLT 2024-3 Mortgage Loan Trust ABS-15G

Exhibit 99.25

Client Name:	Hudson Advisors
Client Project Name:	COLT 2024-3
Start - End Dates:	11/2/2023 - 4/12/2024
Deal Loan Count:	119

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	3
Credit	Terms/Guidelines	CRDTER146	Missing lender's loan approval/underwriting form	3
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	5
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	3
Credit	LTV/CLTV	CRDLTV3032	CLTV Exceeds Guideline Requirement by 10% or more	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Total				20

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